Income taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Unrecognized deferred income tax assets	R$ 1,266,126	R$ 1,211,909